Note 18 - Carrying Amounts and Fair Value of Financial Instruments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Estimate of Fair Value Measurement [Member]
Practicable to estimate fair value	¥ 3,944,397	¥ 4,314,481
Practicable to estimate fair value	3,944,397	4,314,481
Portion at Other than Fair Value Measurement [Member]
Fair Value, Estimate Not Practicable, Investments	2,004,344	2,346,225
Practicable to estimate fair value	5,948,741	6,660,706
Noncurrent refundable insurance policies (other assets)	155,727	110,894
Noncurrent refundable insurance policies (other assets)	¥ 155,727	¥ 110,894